Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Operating loss carryforwards			$ 2,765,000
Valuation allowances			$ 3,188,611	$ 2,250,405
Tax credit carryforward description			New York state corporate tax reform has resulted in the reduction of the business income base rate for qualified manufacturers in New York State to 0% beginning in 2014 for Syntec. At December 31, 2025, the Company has $1,572,262 of New York State investment tax credit carryforwards, expiring in various years through 2037. The credits cannot be utilized unless the New York state tax rate is no longer 0%, and as such, the Company has recorded a valuation allowance against the full amount of these credit carryforwards (net of the federal benefit). In addition, the Company has approximately $740,871 of Massachusetts State Research and Development credit carryforwards, expiring in various years through 2037 that the Company has recorded a valuation allowance against.
Research and development carryforward			$ 740,871
Net deferred tax			$ 900,000
Effective tax rate	32.50%	20.30%	21.00%	21.00%